CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues from sale of products	$ 3,393	$ 3,225	$ 2,378
Revenues from development services	10,678
Revenues from license agreements	17,718	176	118
Total revenues	31,789	3,401	2,496
Cost of revenues	(11,849)	(2,088)	(1,578)
Gross profit	19,940	1,313	918
Operating expenses:
Research and development, gross	10,070	17,915	14,625
Participations by BARDA and IIA	(5,101)	(13,843)	(9,163)
Research and development, net of participations	4,969	4,072	5,462
Selling and marketing	4,064	4,188	5,362
General and administrative	5,242	3,799	3,781
Other income from settlement agreement		(7,537)	0
Other expenses	1,172	751	0
Total operating expenses	15,447	5,273	14,605
Operating profit (loss)	4,493	(3,960)	(13,687)
Financial income	556	412	406
Financial expense	(2,983)	(2,117)	(1,252)
Profit (loss) from continuing operations	2,066	(5,665)	(14,533)
Profit (loss) from discontinued operation	2,889	4,608	(7,616)
Net profit (loss)	4,955	(1,057)	(22,149)
Other comprehensive income (loss):
Foreign currency translation adjustments	8	13	(29)
Total comprehensive income (loss)	$ 4,963	$ (1,044)	$ (22,178)
Basic and diluted net profit (loss) per share:
Basic and diluted net loss per share from continuing operations	$ 0.08	$ (0.21)	$ (0.62)
Basic and diluted net profit (loss) per share from discontinued operations	0.10	0.17	(0.33)
Total Basic and diluted net profit (loss) per share	$ 0.18	$ (0.04)	$ (0.95)